Employee Benefit Plans - Schedule of Future Contributions Payable (Details) - USD ($)	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year							$ 235,000
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 3,024,000	$ 543,000	$ 632,000	$ 2,270,000	$ 410,000	$ 418,000
France
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 347,000	$ 42,000	$ 52,000	$ 53,000	$ (0)	$ 38,000